COMMITMENTS (Details) - CIK 0001836935 Centricus Acquisition Corp.	1 Months Ended	3 Months Ended
	Dec. 31, 2020 USD ($) $ / shares	Mar. 31, 2021 USD ($) $ / shares	Feb. 03, 2021 item
Maximum number of demands for registration of securities | item			3
Deferred fee per unit | $ / shares	$ 0.35	$ 0.35
Deferred underwriting fee payable | $	$ 12,075,000	$ 12,075,000
Threshold period for filling registration statement after business combination	20 days
Warrants
Threshold period for filling registration statement after business combination		20 days